Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current
Cash and cash equivalents	$ 162,797	$ 25,646
Pool receivables from affiliates, net (note 13h)	35,254	10,765
Accounts receivable	4,178	4,247
Due from affiliates (note 13f)	42,502	27,991
Prepaid expenses	8,883	10,361
Investment in term loans (note 5)	0	136,061
Total current assets	253,614	215,071
Vessels and equipment At cost, less accumulated depreciation of $301.6 million (2013 - $251.4 million) (note 18)	828,291	859,308
Investment in and advances to equity accounted investments (note 6)	73,397	18,196
Derivative asset (note 9)	4,657
Other non-current assets (note 18)	5,400	4,954
Total assets	1,165,359	1,097,529
Current
Accounts payable	1,899	2,251
Accrued liabilities (notes 7 and 13f)	17,565	21,069
Current portion of long-term debt (note 8)	41,959	25,246
Current portion of derivative liabilities (note 9)	7,263	7,344
Deferred revenue	637	2,961
Due to affiliates (note 13f)	10,395	11,323
Total current liabilities	79,718	70,194
Long-term debt (note 8)	614,104	719,388
Derivative liabilities (note 9)	10,962	17,924
Other long-term liabilities (note 10)	4,852	5,351
Total liabilities	709,636	812,857
Commitments and contingencies (notes 6, 9, 15 and 18)
Equity
Common stock and additional paid-in capital (300 million shares authorized, 95.3 million Class A and 16.7 million class B shares issued and outstanding as of December 31, 2014 (2013 - 71.1 million Class A and 12.5 million Class B shares issued and outstanding) (notes 3 and 12)	802,650	673,217
Accumulated deficit	(346,927)	(388,545)
Total equity	455,723	284,672
Total liabilities and equity	$ 1,165,359	$ 1,097,529